Cash and Cash Equivalents - Reconciliation of Loss before Income Tax to Cash Generated from Operating Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [abstract]
Loss before income tax	¥ (31,550)	¥ (13,910)	¥ (15,195)
Adjustments for:
Depreciation and amortization	24,266	24,241	24,590
Impairment losses on property, plant and equipment	416	994	3,279
Impairment losses on right-of-use assets	33	1,585	682
Impairment losses on other assets	0	18	0
Disposal of subsidiaries	(215)		8
Disposal of associates	(42)
Credit Losses	(3)	(1)	164
Share of associates' results	13	(9)	776
Share of joint ventures' results	(304)	(271)	(309)
Gain on disposal of property, plant and equipment and construction in progress	(300)	(363)	(57)
Changes in fair value of financial assets/ liabilities	388	309	(53)
Interest income	(457)	(675)	(322)
Interest expense	6,006	6,202	6,716
Dividends income from other non-current financial assets	(7)	(4)	(23)
Exchange loss/ (gain), net	3,496	(1,524)	(3,170)
Changes in working capital
Decrease in inventories	187	108	133
Increase/ (decrease) in contract liabilities and other non-current liabilities	73	(85)	(134)
Decrease in sales in advance of carriage	(333)	(281)	(6,306)
Increase/ (decrease) in deferred benefits and gains	35	(44)	(64)
Decrease/ (increase) in operating receivables	1,364	(1,593)	1,408
Increase/ (decrease) in operating payables	2,741	580	(1,396)
Cash generated from operating activities	¥ 5,807	¥ 15,277	¥ 10,727